Related Party Balances and Transactions (Details) - USD ($)			9 Months Ended		12 Months Ended
	May 02, 2024	Sep. 19, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Oct. 31, 2022	Jan. 18, 2022	May 31, 2021
Related Party Balances and Transactions [Line Items]
Amounts due to the holding company				$ 12,593,384
Percentage of equity interest			4.11%
Subscription receivable			$ 2,051,280
Monthly fee		$ 83,333
Amounts due to holding company					$ 12,600,000	$ 6,000,000
Investment of shares (in Shares)					4,158,963
Special dividend payable									$ 47,000,000
Ordinary share (in Shares)							1,900,000		1
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Percentage of equity interest								4.00%		4.00%
Director [Member]
Related Party Balances and Transactions [Line Items]
Subscription receivable	$ 2,051,280
Number of shares issued for settlement (in Shares)	1,418,680		702,726		859,564
Ordinary share (in Shares)					2,210,984